Quarterly Holdings Report
for
Fidelity® Stocks for Inflation ETF
April 30, 2026
SXE-NPRT3-0626
1.9896216.106
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 3.1%
Materials - 3.1%
Metals & Mining - 3.1%
Anglogold Ashanti Plc	92,286	8,649,967
BERMUDA - 0.5%
Financials - 0.5%
Insurance - 0.5%
RenaissanceRe Holdings Ltd	4,581	1,406,230
SWITZERLAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	3,015	638,154
UNITED KINGDOM - 3.5%
Energy - 3.5%
Energy Equipment & Services - 3.5%
TechnipFMC PLC	128,045	9,676,361
UNITED STATES - 92.5%
Communication Services - 5.3%
Diversified Telecommunication Services - 0.1%
Comcast Corp Class A	14,157	382,805
Entertainment - 0.6%
Electronic Arts Inc	1,497	302,948
Netflix Inc (b)	11,262	1,054,236
Warner Bros Discovery Inc (b)	12,641	341,939
		1,699,123
Interactive Media & Services - 4.3%
Alphabet Inc Class A	22,145	8,521,396
Match Group Inc	7,153	267,665
Meta Platforms Inc Class A	4,783	2,926,766
		11,715,827
Media - 0.3%
Fox Corp Class A	3,712	235,675
New York Times Co/The Class A	3,350	264,751
Nexstar Media Group Inc	1,014	211,053
		711,479
TOTAL COMMUNICATION SERVICES		14,509,234
Consumer Discretionary - 4.7%
Automobiles - 0.4%
Ford Motor Co	97,812	1,181,569
Broadline Retail - 0.4%
Macy's Inc	57,658	1,127,214
Hotels, Restaurants & Leisure - 3.0%
Airbnb Inc Class A (b)	10,830	1,520,099
Booking Holdings Inc	8,405	1,415,066
Boyd Gaming Corp	14,742	1,281,817
Carnival Corp	40,880	1,083,728
Expedia Group Inc Class A	5,484	1,362,061
McDonald's Corp	5,306	1,557,789
		8,220,560
Specialty Retail - 0.4%
Ulta Beauty Inc (b)	1,920	1,031,961
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	9,966	1,445,469
TOTAL CONSUMER DISCRETIONARY		13,006,773
Consumer Staples - 9.3%
Beverages - 1.8%
Monster Beverage Corp (b)	63,787	4,916,064
Consumer Staples Distribution & Retail - 3.6%
Dollar General Corp	34,125	3,954,405
Maplebear Inc (b)	136,503	5,780,902
		9,735,307
Household Products - 1.7%
Colgate-Palmolive Co	55,815	4,764,368
Tobacco - 2.2%
Altria Group Inc	82,898	6,022,540
TOTAL CONSUMER STAPLES		25,438,279
Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
APA Corp	262,476	10,690,648
CNX Resources Corp (b)(c)	184,284	7,170,490
TOTAL ENERGY		17,861,138
Financials - 7.0%
Banks - 0.9%
Bank OZK	27,071	1,303,739
Western Alliance Bancorp	14,809	1,207,526
		2,511,265
Capital Markets - 1.2%
Affiliated Managers Group Inc	4,380	1,290,655
Goldman Sachs Group Inc/The	2,222	2,052,617
		3,343,272
Consumer Finance - 1.0%
Capital One Financial Corp	7,545	1,443,359
Synchrony Financial	18,732	1,427,378
		2,870,737
Financial Services - 3.3%
Essent Group Ltd	21,135	1,279,090
Jackson Financial Inc	11,586	1,341,311
Mastercard Inc Class A	4,483	2,254,590
MGIC Investment Corp	50,978	1,349,897
Visa Inc Class A	8,303	2,738,663
		8,963,551
Insurance - 0.6%
Travelers Companies Inc/The	5,104	1,557,434
TOTAL FINANCIALS		19,246,259
Health Care - 13.3%
Biotechnology - 3.9%
Gilead Sciences Inc	27,300	3,571,932
Regeneron Pharmaceuticals Inc	4,614	3,262,374
United Therapeutics Corp (b)	6,930	3,959,456
		10,793,762
Health Care Providers & Services - 2.1%
HCA Healthcare Inc	7,249	3,149,328
Universal Health Services Inc Class B	16,019	2,695,517
		5,844,845
Life Sciences Tools & Services - 0.9%
Medpace Holdings Inc (b)	5,897	2,468,838
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co	64,801	3,926,293
Johnson & Johnson	23,618	5,428,597
Merck & Co Inc	37,562	4,101,019
Royalty Pharma PLC Class A	76,176	3,815,656
		17,271,565
TOTAL HEALTH CARE		36,379,010
Industrials - 6.0%
Aerospace & Defense - 0.6%
GE Aerospace	5,862	1,699,570
Construction & Engineering - 2.7%
Argan Inc	3,258	2,182,795
Comfort Systems USA Inc	1,093	2,011,393
EMCOR Group Inc	1,706	1,521,189
Sterling Infrastructure Inc (b)	3,239	1,670,093
		7,385,470
Electrical Equipment - 0.4%
Nextpower Inc Class A (b)(c)	10,105	1,203,809
Machinery - 1.9%
Caterpillar Inc	2,608	2,321,407
Cummins Inc	2,171	1,456,763
Mueller Industries Inc	10,206	1,382,198
		5,160,368
Passenger Airlines - 0.4%
United Airlines Holdings Inc (b)	11,109	999,810
TOTAL INDUSTRIALS		16,449,027
Information Technology - 28.0%
Communications Equipment - 1.1%
Arista Networks Inc (b)	6,837	1,180,818
Cisco Systems Inc	18,702	1,711,233
		2,892,051
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	7,493	1,103,495
Flex Ltd (b)	8,658	792,640
Sanmina Corp (b)	3,170	690,489
TD SYNNEX Corp	2,902	662,178
		3,248,802
IT Services - 0.1%
Cognizant Technology Solutions Corp Class A	7,302	386,276
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices Inc (b)	7,684	2,723,901
Applied Materials Inc	4,159	1,640,684
Broadcom Inc	17,398	7,262,447
Cirrus Logic Inc (b)	3,397	553,983
First Solar Inc (b)	2,191	442,341
KLA Corp	777	1,360,022
Lam Research Corp	6,327	1,631,480
Micron Technology Inc	4,946	2,557,873
NVIDIA Corp	84,749	16,913,359
Qorvo Inc (b)	5,669	534,133
QUALCOMM Inc	6,550	1,176,249
Skyworks Solutions Inc	7,873	552,448
		37,348,920
Software - 5.4%
Adobe Inc (b)	2,975	732,148
AppLovin Corp Class A (b)	2,042	911,447
InterDigital Inc (c)	1,475	437,425
Microsoft Corp	26,208	10,687,098
Palantir Technologies Inc Class A (b)	10,851	1,509,483
Zoom Communications Inc Class A (b)	5,688	552,589
		14,830,190
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	51,590	13,998,947
Dell Technologies Inc Class C	4,589	958,872
NetApp Inc	5,011	555,068
Seagate Technology Holdings PLC	1,776	1,196,385
Western Digital Corp	2,774	1,205,358
		17,914,630
TOTAL INFORMATION TECHNOLOGY		76,620,869
Materials - 3.3%
Metals & Mining - 3.3%
Newmont Corp	82,588	9,174,701
Real Estate - 4.5%
Retail REITs - 2.3%
Simon Property Group Inc	30,829	6,280,176
Specialized REITs - 2.2%
VICI Properties Inc	204,402	5,968,538
TOTAL REAL ESTATE		12,248,714
Utilities - 4.6%
Electric Utilities - 2.4%
NRG Energy Inc	42,820	6,661,936
Gas Utilities - 2.2%
National Fuel Gas Co	72,306	6,101,180
TOTAL UTILITIES		12,763,116
TOTAL UNITED STATES		253,697,120
TOTAL COMMON STOCKS (Cost $225,330,009)		274,067,832

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $23,968)	3.64	24,000	23,969

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	413,506	413,589
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	4,749,300	4,749,775
TOTAL MONEY MARKET FUNDS (Cost $5,163,364)			5,163,364

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $230,517,341)	279,255,165
NET OTHER ASSETS (LIABILITIES) - (1.7)% (d)	(4,604,638)
NET ASSETS - 100.0%	274,650,527

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	15	6/2026	543,281	34,444

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $20,233 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,969.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	64,375	6,123,391	5,774,210	6,753	33	-	413,589	413,506	0.0%
Fidelity Securities Lending Cash Central Fund	3,731,825	44,286,854	43,269,405	3,210	501	-	4,749,775	4,749,300	0.0%
Total	3,796,200	50,410,245	49,043,615	9,963	534	-	5,163,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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